Leases (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of leases [text block] [Abstract]
Schedule of information on leases
			Convenience
			translation
	December 31,		December 31,
	2020	2021	2021
	N I S		U.S. dollars
Interest expense on lease liabilities	479	715	230
Total cash outflow for leases	1,240	1,220	392

Schedule of lease extension options
			Convenience
			translation
	December 31,		December 31,
	2020	2021	2021
	N I S		U.S. dollars
More than 5 years
Lease payments applicable in extension option periods which as of the end of the reporting period are not reasonably certain to be exercised	5,889	5,889	1,894

Schedule of right-of-use assets
	Buildings	Motor vehicles	Total
Cost:

Balance as of January 1, 2021	7,827	257	8,084
Additions during the year:
New leases	-	279	279

Balance as of December 31, 2021	7,827	536	8,363

Accumulated depreciation:

Balance as of January 1, 2021	1,648	230	1,878
Additions during the year:
Depreciation and amortization	824	73	897
Balance as of December 31, 2021	2,472	303	2,775
Depreciated cost at December 31, 2021	5,355	233	5,588

	Buildings	Motor vehicles	Total
Cost:

Balance as of January 1, 2020 and December 31, 2020	7,827	257	8,084

Accumulated depreciation:

Balance as of January 1, 2020	824	124	948
Additions during the year:
Depreciation and amortization	824	106	930
Balance as of December 31, 2020	1,648	230	1,878
Depreciated cost at December 31, 2020	6,179	27	6,206